Summary of accounting policies - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2016 JPY (¥)	Mar. 31, 2015 JPY (¥)	Mar. 31, 2014 JPY (¥)
Accounting Policy [Line Items]
Number business segments	3
Net unamortized deferred fees and costs	¥ 81	¥ 536
Receivables from other than customers	161,651	315,708
Depreciation and amortization	79,394	78,882	¥ 79,468
Impairment charges			1,246
Investments in equity securities	137,970	159,755
Listed equity [Member]
Accounting Policy [Line Items]
Investments in equity securities	99,203	121,901
Unlisted equity [Member]
Accounting Policy [Line Items]
Investments in equity securities	38,767	37,854
Information processing and communications [Member]
Accounting Policy [Line Items]
Depreciation and amortization	61,906	59,153	57,173
Occupancy and related depreciation [Member]
Accounting Policy [Line Items]
Depreciation and amortization	¥ 17,488	¥ 19,729	¥ 22,295
Minimum [Member]
Accounting Policy [Line Items]
Ownership percentage	20.00%
Maximum [Member]
Accounting Policy [Line Items]
Ownership percentage	50.00%
Limited partnership [Member] | Minimum [Member]
Accounting Policy [Line Items]
Ownership percentage	3.00%